Share-Based Compensation - Schedule of the Monte Carlos simulation models to determine the grant date fair value of the RSU Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Equity volatility	110.00%	100.00%
Risk free interest rate	1.52%	1.42%
Minimum [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Equity volatility	90.00%	95.00%
Risk free interest rate	0.83%	0.42%
IPO [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Date of grant	Dec. 07, 2021
Time to liquidity event (years)	10 years
Equity volatility	70.00%
Risk free interest rate	1.47%
Discount for lack of marketability	5.00%
Fair value of the RSU award (in thousands)	$ 10,300
Change in Control [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Date of grant	Jun. 09, 2021
Fair value of the RSU award (in thousands)	$ 1,580
Change in Control [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Time to liquidity event (years)	3 years 21 days
Equity volatility	110.00%
Risk free interest rate	0.31%
Discount for lack of marketability	32.00%
Change in Control [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Time to liquidity event (years)	1 year 6 months 21 days
Equity volatility	100.00%
Risk free interest rate	0.11%
Discount for lack of marketability	26.00%
Change in control following an IPO [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of the fair value of the RSU Award considering thirdparty valuation reports [Line Items]
Date of grant	Dec. 07, 2021
Time to liquidity event (years)	1 year 3 months 29 days
Equity volatility	65.00%
Risk free interest rate	0.44%
Discount for lack of marketability	5.00%
Fair value of the RSU award (in thousands)	$ 150